Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Summary of real estate

	2012			2011
(Dollars in thousands)	Residential	Commercial & Other	Total	Residential	Commercial & Other	Total
Real estate in judgment subject to redemption	$501	1,055	1,556	49	4,227	4,276
Real estate acquired through foreclosure	1,421	6,540	7,961	2,411	10,754	13,165
Real estate acquired through deed in lieu of foreclosure	47	5,109	5,156	45	5,498	5,543
Real estate acquired in satisfaction of debt	0	79	79	0	106	106

	1,969	12,783	14,752	2,505	20,585	23,090
Allowance for losses	(374)	(3,783)	(4,157)	(556)	(5,918)	(6,474)

	$1,595	9,000	10,595	1,949	14,667	16,616